Schedule of Earning (Loss) Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to the Company	$ (2,933,542)	$ (5,334,180)	$ (2,667,766)	$ (8,097,508)	$ (24,628,828)	$ (34,651,435)
Weighted-Average Shares Outstanding - Basic	175,442,331	133,009,072	175,085,129	126,128,494	142,595,527	115,964,196
Weighted-Average Shares Outstanding -Diluted	175,442,331	133,009,072	175,085,129	126,128,494	142,595,527	115,964,196
Earnings (Loss) Per Share Attributable to the Company - Basic	$ (0.02)	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.17)	$ (0.30)
Earnings (Loss) Per Share Attributable to the Company -Diluted	$ (0.02)	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.17)	$ (0.30)